Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Current Assets	9.1 Other Current Assets:

	2020	2019
Prepaid expenses	Ps. 1,622	Ps. 1,354
Agreements with customers	115	294
Others	7	—
	Ps. 1,744	Ps. 1,648

Summary of Prepaid Expenses
Prepaid expenses as of December 31, 2020 and 2019 are as follows:

	2020	2019
Advances for inventories	Ps. 1,503	Ps. 1,240
Advertising and promotional expenses paid in advance	92	89
Prepaid insurance	27	25
	Ps. 1,622	Ps. 1,354

Summary of Other Current Financial Assets	9.2 Other Current Financial Assets:

	2020	2019
Restricted cash	Ps. 74	Ps. 89
Derivative financial instruments (See Note 21)	404	987
	Ps. 478	Ps. 1,076